Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 2,866	$ 2,135
Restricted cash	3,633	0
Due from transfer agent	15,908	0
Subscription receivable	6,611	0
Investments	1,353	2,675
Trade accounts receivable, net	59,010	37,431
Unbilled receivables on uncompleted contracts	11,640	873
Due from related parties	19,058	5,294
Advances and other receivables	13,165	16,796
Deferred income taxes	2,321	75
Inventories	24,181	21,559
Prepaid expenses	824	1,606
Total current assets	160,570	88,444
Property, plant and equipment, net	87,382	63,032
Investments	0	1,198
Other assets	262	1,344
Total assets	248,214	154,018
Current liabilities
Short-term debt and current portion of long-term debt	29,720	7,125
Note payable to shareholder	80	0
Accounts payable and accrued expenses	37,682	25,807
Taxes payables	4,847	4,063
Deferred income taxes	6,698	0
Labor liabilities	6	25
Accrued liabilities and provisions	994	1,714
Current portion of customer advances on uncompleted contracts	28,470	17,867
Total current liabilities	108,497	56,601
Warrant liability	18,280	0
Customer advances on uncompleted contracts	8,220	0
Long-term debt	48,097	50,130
Total liabilities	183,094	106,731
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding at December 31, 2013 and 2012	0	0
Ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 24,214,670 and 20,567,141shares issued and outstanding at December 31, 2013 and 2012, respectively	2	2
Legal reserves	1,367	1,367
Additional paid capital	40,693	44,219
Retained earnings (accumulated deficit)	18,488	(3,824)
Cumulative translation adjustment	4,570	5,523
Total shareholders' equity	65,120	47,287
Total liabilities and shareholders' equity	$ 248,214	$ 154,018